Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common stock issuable	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscriptions Payable	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total	Preferred Stock [Member]
Balance at Dec. 31, 2018		$ 70,894	$ 10,921,774		$ (7,870,449)		$ 3,122,219
Balance, shares at Dec. 31, 2018		70,894,146
Issuance of common stock for services		$ 1,647	794,582				796,229
Issuance of common stock for services, shares		1,645,636
Issuance of common stock for conversion of debt and interest	$ 19	$ 500	258,762				259,281
Issuance of common stock for conversion of debt and interest, shares	18,562	500,000
Issuance of common stock for stock subscriptions payable		$ 12,330	6,152,670	10,000			6,175,000
Issuance of common stock for stock for subscriptions payable, shares		12,330,000
Return of common stock for cash		$ (20,000)					(20,000)
Return of common stock for cash, shares		(20,000,000)
Issuance of common stock for purchase of property and equipment		$ 65	49,935				50,000
Issuance of common stock for purchase of property and equipment, shares		66,667
Net loss					(103,956)	(8,167,896)	(8,271,852)
Balance at Dec. 31, 2019	$ 19	$ 65,436	18,177,723	10,000	(103,956)	(16,038,345)	2,110,877
Balance, shares at Dec. 31, 2019	18,562	65,436,449
Issuance of common stock for services		$ 281	55,969				56,250
Issuance of common stock for services, shares		281,251
Issuance of common stock for conversion of debt and interest	$ (19)	$ 19
Issuance of common stock for conversion of debt and interest, shares	(18,562)	18,562
Issuance of common stock for stock subscriptions payable
Net loss					(2,262)	(1,208,270)	(1,210,532)
Balance at Mar. 31, 2020		$ 65,736	18,233,692	10,000	(106,218)	(17,246,615)	956,595
Balance, shares at Mar. 31, 2020	(0)	65,736,262
Balance at Dec. 31, 2019	$ 19	$ 65,436	18,177,723	10,000	(103,956)	(16,038,345)	2,110,877
Balance, shares at Dec. 31, 2019	18,562	65,436,449
Net loss							(1,843,511)
Balance at Jun. 30, 2020		$ 65,756	18,243,672		(109,085)	(17,876,727)	323,616
Balance, shares at Jun. 30, 2020	(0)	65,756,262
Balance at Dec. 31, 2019	$ 19	$ 65,436	18,177,723	10,000	(103,956)	(16,038,345)	2,110,877
Balance, shares at Dec. 31, 2019	18,562	65,436,449
Issuance of common stock for services		$ 1,736	396,730				398,466
Issuance of common stock for services, shares		1,736,251
Issuance of common stock for conversion of debt and interest	$ (19)	$ 19
Issuance of common stock for conversion of debt and interest, shares	(18,562)	18,562
Issuance of common stock for cash		$ 1,402	123,133				124,535
Issuance of common stock for cash, shares		1,402,279
Issuance of common stock for stock-based compensation			41,122				41,122
Issuance of common stock for stock subscriptions payable		$ 20	9,980	(10,000)
Issuance of common stock for stock for subscriptions payable, shares		20,000
Net loss							(3,973,128)
Balance at Dec. 31, 2020		$ 68,613	18,748,688		(112,469)	(20,002,960)	(1,298,128)
Balance, shares at Dec. 31, 2020		68,613,541
Balance at Mar. 31, 2020		$ 65,736	18,233,692	10,000	(106,218)	(17,246,615)	956,595
Balance, shares at Mar. 31, 2020	(0)	65,736,262
Issuance of common stock for stock subscriptions payable		$ 20	9,980	(10,000)
Issuance of common stock for stock subscriptions payable, shares		20,000
Net loss					(2,867)	(630,112)	(632,979)
Balance at Jun. 30, 2020		$ 65,756	18,243,672		(109,085)	(17,876,727)	323,616
Balance, shares at Jun. 30, 2020	(0)	65,756,262
Balance at Dec. 31, 2020		$ 68,613	18,748,688		(112,469)	(20,002,960)	(1,298,128)
Balance, shares at Dec. 31, 2020		68,613,541
Common stock to be issued for termination of rights participation agreement	$ 1,000		629,000				630,000
Common stock to be issued for termination of rights participation agreement, shares	1,000,000
Issuance of common stock for services		$ 225	134,775				135,000
Issuance of common stock for services, shares		225,000
Issuance of common stock for conversion of debt and interest
Issuance of common stock for conversion of debt and interest, shares
Issuance of common stock for cash		$ 263	49,737				50,000
Issuance of common stock for cash, shares		263,158
Issuance of common stock for loan payable conversion		$ 526	410,000				410,526
Issuance of common stock for loan payable conversion, shares		526,316
Stock based compensation			7,841				7,841
Stock based compensation, shares
Issuance of common stock for stock subscriptions payable
Issuance of common stock for stock subscriptions payable, shares
Net loss						$ 7,240,183	7,240,183
Balance at Mar. 31, 2021	$ 1,000	$ 69,627	19,980,041		(112,469)	(12,762,777)	7,175,422
Balance, shares at Mar. 31, 2021	1,000,000	69,628,015
Balance at Dec. 31, 2020		$ 68,613	18,748,688		(112,469)	(20,002,960)	(1,298,128)
Balance, shares at Dec. 31, 2020		68,613,541
Net loss							6,404,011
Balance at Jun. 30, 2021	$ 199	$ 70,660	20,084,895		(112,469)	(13,598,949)	6,444,336
Balance, shares at Jun. 30, 2021	198,539	70,660,015
Balance at Mar. 31, 2021	$ 1,000	$ 69,627	19,980,041		(112,469)	(12,762,777)	7,175,422
Balance, shares at Mar. 31, 2021	1,000,000	69,628,015
Issuance of common stock for services		$ 33	14,367				14,400
Issuance of common stock for services, shares		32,000
Issuance of common stock as per terms of Termination Agreement	$ (1,000)	$ 1,000
Issuance of common stock as per terms of Termination Agreement, shares	(1,000,000)	1,000,000
Common stock to be issued for director compensation	$ 199		90,487				90,685
Common stock to be issued for director compensation, shares	198,539
Net loss						(836,172)	(836,172)
Balance at Jun. 30, 2021	$ 199	$ 70,660	$ 20,084,895		$ (112,469)	$ (13,598,949)	$ 6,444,336
Balance, shares at Jun. 30, 2021	198,539	70,660,015